Accounts Receivable, Net - Summary of Reconciliation for Impaired Accounts Receivable (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Domestic customers [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	$ (458,428)	$ (667,883)
Additions against income	(493,514)	(218,836)
Amount used	10	428,291
Balance at the end of the year	(951,932)	(458,428)
Export customers [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(374,699)	(312,004)
Additions against income	(204,713)	(25,931)
Amount used	297,047
Translation effects	9,552	(36,764)
Balance at the end of the year	$ (272,813)	$ (374,699)